RELATED PARTY TRANSACTIONS	9 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 14 — RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of the Company and their relationships with the Company:

Entity or individual name	Relationship with the Company
Feng Xie	Founder and controlling shareholder of the Company
Wuhan Huiyu	Investee of the Company
Shanghai Dongying Network Technology Co., Ltd. (“Shanghai Dongying”)	Investee of the Company
Mobile Motion Co., Limited (“Mobile Motion”)	Wholly-owned subsidiary of investee of the Company

(a)	The Company entered into the following related party transactions:

The Company invested in companies engaged in mobile game development and required the royalty right of the games from such investees to distribute on third-party platforms. The Company typically pays one-time royalties, continues to share profits, and/or pays customized design fees to such investees.

	For the Nine Months Ended March 31,
	2025	2024
Royalty fee and service from related parties
Wuhan Huiyu	$261,084	$316,790
Shanghai Dongying	1,709,587	1,984,280
Mobile Motion	434,398	714,689
Total	$2,405,069	$3,015,759

1)	The Company entered into an exclusive game agency agreement with Wuhan Huiyu in January 2020. The exclusive agency term is eight years from the date of launching the game. Pursuant to the exclusive game agency agreement, the Company shares 15% to 18% of gross profit generated by the game with Wuhan Huiyu on a monthly basis. The Company recorded $261,084 and $316,790 of profit-sharing expenses for the nine months ended March 31, 2025 and 2024, respectively.
2)	The Company entered into a technology development agreement with Shanghai Dongying in January 2021 to customize design the game. During the year ended June 30, 2024, the Company entered supplementary agreement with Shanghai Dongying regarding the profit-sharing policy. Pursuant to supplementary agreement, the Company shares 25% of operating income of the game generated by the game with Shanghai Dongying on a monthly basis. The Company recorded $1,709,587 and $1,984,280 of profit-sharing expenses for the nine months ended March 31, 2025 and 2024, respectively.
3)	The Company entered into an exclusive game agency agreement with Mobile Motion in January 2021. The exclusive agency term is eight years from the date of launching the game. The Company recorded $25,248 and $25,194 of amortization of royalty fees for the nine months ended March 31, 2025 and 2024, respectively. The Company record $409,150 and $689,496 of customized design fees for the nine months ended March 31, 2025 and 2024.

(b)	The Company had the following significant related party balances:

Advanced to Suppliers — related parties

As of March 31, 2025 and June 30, 2024, advanced to suppliers - related parties, consisted as following:

	As of
	March 31, 2025	June 30, 2024
Wuhan Huiyu	$42,285	$-
Shanghai Dongying	552,343	320,488
Mobile Motion	704,937	873,717
Total	$1,299,565	$1,194,205

Due to related party

As of March 31, 2025 and June 30, 2024, the Company had a due to related party balance of nil and $107,361, respectively, to Feng Xie. The advances were due on demand and without interest. The Company paid off the due to Feng Xie during the nine months ended March 31, 2025.